Common Shares - Stock compensation expense (Details) - Restricted Stock [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2018	$ 22,056
Expected stock compensation expense, 2019	14,611
Expected stock compensation expense, 2020	8,737
Expected stock compensation expense, 2021	3,779
Expected stock compensation expense, 2022	927
Total expected stock compensation expense	50,110
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2018	1,137
Expected stock compensation expense, 2019	465
Expected stock compensation expense, 2020	153
Expected stock compensation expense, 2021	0
Expected stock compensation expense, 2022	0
Total expected stock compensation expense	1,755
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2018	20,919
Expected stock compensation expense, 2019	14,146
Expected stock compensation expense, 2020	8,584
Expected stock compensation expense, 2021	3,779
Expected stock compensation expense, 2022	927
Total expected stock compensation expense	$ 48,355